SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Cash Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income taxes	$ 459.4	$ 701.8	$ 515.0
Interest	139.2	132.0	$ 116.0
Parent Company
Income taxes	450.2	625.0
Interest	$ 134.2	$ 128.2